SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Selected Statements of Income Data
	Year ended December 31,
	2022	2021	2020
Financial expenses:

Interest on short-term and long-term bank credit and bank charges and others	$(273)	$(52)	$(159)
Foreign exchange loss, net	-	(985)	(1,004)

	(273)	(1,037)	(1,163)
Financial income:

Interest on short-term and long-term bank deposits	48	26	146
Foreign exchange income, net	366	-	-

	414	26	146

Financial income (expenses), net	$141	$(1,011)	$(1,017)